Share-Based Payment Plans - Narrative (Details)				12 Months Ended
	Jun. 08, 2018 cycle	Jan. 01, 2018 shares cycle € / shares	May 30, 2014 EUR (€) shares	Dec. 31, 2020 EUR (€) shares employee	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage to be issued free				0.10%
FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)				50.00%	50.00%	50.00%
Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective)				50.00%
Delivery percent (free cash flow generation, maximum compliance)				50.00%
Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective)				50.00%
Delivery percent (free cash flow generation, maximum compliance)				50.00%
Award vesting period	5 years
Number of independent cycles | cycle	3
Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum amount of shares an employee is allowed to purchase | €			€ 1,800
Number of shares to be received (shares)			1
Maximum amount assigned | €				€ 30,000,000
Number of employees registered | employee				16,655
First Cycle | Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		5 years
Number of independent cycles | cycle		3
Period in force of each cycle		3 years
Number of shares assigned (shares)		8,466,996
Number of shares outstanding (shares)				7,093,162
First Cycle | Performance and Investment Plan | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares		€ 6.4631
First Cycle | Performance and Investment Plan | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares		€ 4.5160
First Cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)		787,500
Number of shares outstanding (shares)				691,750
First Cycle | Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares		€ 6.4631
First Cycle | Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares		€ 4.516
Second Cycle | Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)				9,471,489
Number of shares outstanding (shares)				8,257,335
Second Cycle | Performance and Investment Plan | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)				4,735,744.5
Number of shares outstanding (shares)				4,128,667.5
Second Cycle | Performance and Investment Plan | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)				4,735,744.5
Number of shares outstanding (shares)				4,128,667.5
Second Cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)				812,000
Number of shares outstanding (shares)				745,000
Second Cycle | Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)				406,000
Number of shares outstanding (shares)				372,500
Second Cycle | Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)				406,000
Number of shares outstanding (shares)				372,500
Third Cycle | Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)				5,346,508
Number of shares outstanding (shares)				5,309,098
Third Cycle | Performance and Investment Plan | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)				2,673,254
Number of shares outstanding (shares)				2,654,549
Third Cycle | Performance and Investment Plan | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)				2,673,254
Number of shares outstanding (shares)				2,654,549
Third Cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)				897,400
Number of shares outstanding (shares)				894,000
Third Cycle | Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)				448,700
Number of shares outstanding (shares)				447,000
Third Cycle | Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)				448,700
Number of shares outstanding (shares)				447,000